Private Asset Management Fund

Supplement Dated September 1, 2005

To the Statement of Additional Information Dated May 1, 2005

Michael D. Berlin resigned as a trustee on September 1, 2005.   This supplement and the Statement of Additional Information dated May 1, 2005, provides the information a prospective investor ought to know before investing and should be retained for future reference.  The Prospectus and Statement of Additional Information dated May 1, 2005 have been filed with the Securities and Exchange and can be obtained without charge by calling the Fund at 1-800-663-4851.